Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Revenues	$ 10,129	$ 17,490	$ 24,918	$ 34,819
Vessel operating expenses	(8,726)	(10,412)	(18,062)	(19,850)
General and administrative	(5,805)	(8,235)	(15,348)	(16,062)
Interest expense	(4,226)	$ (112)	(8,482)	$ (223)
Convertible promissory note [Member] | Petrojarl Knarr Fpso [Member]
Related Party Transaction [Line Items]
Interest expense	$ (1,600)		$ (3,200)
Interest rate, percentage	6.50%		6.50%
Outstanding principal balance of convertible debt	$ 100,000		$ 100,000
Six Month Loan [Member]
Related Party Transaction [Line Items]
Interest expense	(2,500)		(5,000)
Related parties, note payable	$ 100,000		$ 100,000
Interest rate, percentage	10.00%		10.00%